Supplement dated August 30, 2013
to the Statement of Additional Information (SAI), as supplemented, of each of the following funds:
Fund	SAI Dated
Columbia Funds Series Trust II
 Columbia Capital Allocation Aggressive Portfolio
 Columbia Capital Allocation Conservative Portfolio
 Columbia Capital Allocation Moderate Aggressive Portfolio
 Columbia Capital Allocation Moderate Conservative Portfolio
 Columbia Capital Allocation Moderate Portfolio
 Columbia Global Opportunities Fund
 Columbia International Value Fund
Columbia Overseas Value Fund	8/1/13 and 9/1/13
Effective August 30, 2013, the second paragraph in the Investment Management Services section in the SAI for the above mentioned funds is superseded and replaced as follows:
The Investment Manager has entered into a personnel-sharing arrangement Threadneedle, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Pursuant to this arrangement, certain employees of Threadneedle may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.
The rest of the section remains the same.
The information under Portfolio Managers in the section entitled Investment Management and Other Services – The Investment Manager and Subadvisers for the above mentioned fund has been superseded and replaced with the following:
Portfolio Managers. The following table provides information about the portfolio managers of each Fund (other than Money Market Fund) as of the end of the most recent fiscal period, unless otherwise noted. The table is organized by fiscal year end.
Portfolio Managers
Other Accounts Managed (excluding the fund)
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance Based Accounts(b)	Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
For funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	Jeffrey Knight (c)	15 RICs 3 other accounts	$58.35 billion $1.41 million	None	None	(1)	(11)
	Melda Mergen	10 RICs 3 other accounts	$8.29 billion $0.08 million	None	None
	Anwiti Bahuguna	11 RICs 23 PIVs 14 other accounts	$6.70 billion $3.72 billion $228.91 million	None	None
	Marie Schofield	9 RICs 4 other accounts	$4.26 billion $1.88 million	None	None
	Beth Vanney	10 RICs 4 other accounts	$5.79 billion $0.30 million	None	None
	Toby Nangle(d)	3 PIVs	$79.0 million	3 PIVs ($79 M)	None (e)
Capital Allocation Conservative Portfolio	Jeffrey Knight (c)	15 RICs 3 other accounts	$58.59 billion $1.41 million	None	None	(1)	(11)
	Melda Mergen	10 RICs 3 other accounts	$8.52 billion $0.08 million	None	None
	Anwiti Bahuguna	11 RICs 23 PIVs 14 other accounts	$6.93 billion $3.72 billion $228.91 million	None	None
	Marie Schofield	9 RICs 4 other accounts	$4.49 billion $1.88 million	None	None
	Beth Vanney	10 RICs 4 other accounts	$6.02 billion $0.30 million	None	None
	Toby Nangle(d)	3 PIVs	$79.0 million	3 PIVs ($79 M)	None (e)
SUP915_00_003_(8/13)

Other Accounts Managed (excluding the fund)
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance Based Accounts(b)	Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Capital Allocation Moderate Portfolio	Jeffrey Knight (c)	15 RICs 3 other accounts	$57.35 billion $1.41 million	None	None	(1)	(11)
	Melda Mergen	10 RICs 3 other accounts	$7.27 billion $0.08 million	None	None
	Anwiti Bahuguna	11 RICs 23 PIVs 14 other accounts	$5.72 billion $3.72 billion $228.91 million	None	None
	Marie Schofield	9 RICs 4 other accounts	$3.25 billion $1.88 million	None	None
	Beth Vanney	10 RICs 4 other accounts	$4.80 billion $0.30 million	None	None
	Toby Nangle(d)	3 PIVs	$79.0 million	3 PIVs ($79 M)	None (e)
Capital Allocation Moderate Aggressive Portfolio	Jeffrey Knight (c)	15 RICs 3 other accounts	$56.65 billion $1.41 million	None	None	(1)	(11)
	Melda Mergen	10 RICs 3 other accounts	$7.80 billion $0.08 million	None	None
	Anwiti Bahuguna	11 RICs 23 PIVs 14 other accounts	$6.21 billion $3.72 billion $228.91 million	None	None
	Marie Schofield	9 RICs 4 other accounts	$3.77 billion $1.88 million	None	None
	Beth Vanney	10 RICs 4 other accounts	$5.29 billion $0.30 million	None	None
	Toby Nangle(d)	3 PIVs	$79.0 million	3 PIVs ($79 M)	None (e)
Capital Allocation Moderate Conservative Portfolio	Jeffrey Knight (c)	15 RICs 3 other accounts	$58.21 billion $1.41 million	None	None	(1)	(11)
	Melda Mergen	10 RICs 3 other accounts	$8.74 billion $0.08 million	None	None
	Anwiti Bahuguna	11 RICs 23 PIVs 14 other accounts	$7.15 billion $3.72 billion $228.91 million	None	None
	Marie Schofield	9 RICs 4 other accounts	$4.71 billion $1.88 million	None	None
	Beth Vanney	10 RICs 4 other accounts	$6.24 billion $0.30 million	None	None
	Toby Nangle(d)	3 PIVs	$79.0 million	3 PIVs ($79 M)	None (e)

SUP915_00_003_(8/13)

Other Accounts Managed (excluding the fund)
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance Based Accounts(b)	Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
For funds with fiscal period ending February 28/29
International Value Fund	Fred Copper(f)	7 RICs 1 PIV 7 other accounts	$2.11 billion $248.22 million $44.90 million	None	None	(2)	(11)
	Daisuke Nomoto(c)	3 RICs 3 other accounts	$544.69 million $0.41 million	None	None
Overseas Value Fund	Fred Copper	7 RICs 1 PIV 7 other accounts	$2.12 billion $248.22 million $44.90 million	None	None	(2)	(11)
	Daisuke Nomoto(c)	3 RICs 3 other accounts	$544.69 million $0.41 million	None	None (g)
For funds with fiscal period ending July 31
Global Opportunities Fund	Anwiti Bahugana	19 RICs21 PIVs14 other accounts	$6.16 billion$3.34 billion$238 million	None	None	(2)	(11)
	Fred Copper	7 RICs2 PIVs6 other accounts	$1.34 billion$309 million$39.8 million	None	None
	Gene Tannuzzo	8 RICs11 other acocunts	$50.76 billion$1.14 billion	None	None
	Orhan Imer	3 RICs7 other accounts	$917 million$0.50 million	None	None
	Jeffrey Knight(c)	3 other accounts	$1.38 million	None	None
	Toby Nangle(d)	3 PIVs	$79.0 million	3 PIVs ($79 M)	None (e)

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(b)	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of March 31, 2013.
(d)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of July 31, 2013.
(e)	The Fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the Fund.
(f)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of May 31, 2013.
(g)	Additionally, the portfolio manager holds investments in notional shares of the Fund in the range of $1-$10,000.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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